Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Advertising expense	¥ 396,309	¥ 404,023
Net operating loss carry-forward	335,031	286,835
Accrued expenses	23,314	27,450
Impairment on long-term investments	18,523	23,023
Less: valuation allowance	(738,563)	(705,265)	¥ (654,033)	¥ (638,980)
Deferred tax assets, net	34,614	36,066
Deferred tax liabilities:
Intangible assets acquired	50,568	2,820
Accelerated tax depreciation	8,597	4,582
Withholding income tax	471,952	234,513
Others	879	0
Deferred tax liabilities, net	¥ 531,996	¥ 241,915